Dividends	12 Months Ended
Mar. 31, 2020
Disclosure Of Dividends [Abstract]
Dividends
Dividends
What dividends have been paid?
No final dividend is proposed in respect of the year ended 31 March 2020 (2018/19: 10.78p). An interim dividend of 4.62p per share amounting to £457m was paid on 3 February 2020 (2018/19: full year dividend 15.4p amounting to approximately £1,527m, 2017/18: full year dividend 15.4p amounting to approximately £1,524m).
The amount of £1,521m (2018/19: £1,503m, 2017/18: £1,524m) for total dividends paid in the year is disclosed in our statement of changes in equity and analysed below. This value may differ from the amount shown for equity dividends paid in the group cash flow statement, which represents the actual cash paid in relation to dividend cheques that have been presented over the course of the financial year.

		2020		2019		2018
Year ended 31 March	pence per share	£m	pence per share	£m	pence per share	£m
Final dividend in respect of the prior year	10.78	1,064	10.55	1,045	10.55	1,044
Interim dividend in respect of the current year	4.62	457	4.62	458	4.85	480
	15.40	1,521	15.17	1,503	15.40	1,524